Share-based compensation - Annual Plan (Details) $ / shares in Units, € in Thousands								12 Months Ended
	May 29, 2023 EUR (€) $ / shares	May 08, 2023 USD ($) EquityInstruments item	Jul. 01, 2022 USD ($) EquityInstruments item	Feb. 09, 2022 USD ($) EquityInstruments item	Jul. 01, 2021 USD ($) EquityInstruments item	Jun. 01, 2021 USD ($) EquityInstruments	Jan. 20, 2021 USD ($) EquityInstruments $ / shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense booked to equity | €								€ 29,825	€ 52,303	€ 75,270
Sign-On RSU Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $						$ 31.90
Number of units granted						6,269
Vesting period						12 months
Employee Share Purchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | $ / shares	29,641
Discount as a percentage of investment by the participant	25.00%
Percentage of increase in shares issued for implementation of discount	33.33%
Number of ADSs issued for the price of one ADS	1.33
Expense booked to equity | €	€ 28							28
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $ / shares							$ 31
Annual vesting percentage							25.00%
Expense booked to equity | €								€ 27,541	€ 49,837
Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $		$ 4.46	$ 9.68	$ 16.02	$ 30.68		$ 31
Number of units granted		67,264	11,467	22,880	7,393		15,384
Number of Supervisory Board Members that have been granted awards | item		4	1	4	2
Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted			674,106		171,164
Long-Term Incentive Plan | Grant date fair value of 30.68 USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $					$ 30.68
Number of units granted					170,221
Long-Term Incentive Plan | Grant date fair value of 22.38 USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $					$ 22.38
Number of units granted					943
Long-Term Incentive Plan | Grant date fair value of 9.68 USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $			$ 9.68
Number of units granted			674,106
Time-vesting RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted			255,754		62,217
Percentage of awards vesting annually			33.33%		33.33%
Vesting period			3 years		3 years
Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted			418,352		108,947
Vesting period			3 years		3 years
Duration of gross profit target			3 years		3 years
Minimum | Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Potential award level of grant, depending on achievement of gross profit target			25.00%		25.00%
Maximum | Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Potential award level of grant, depending on achievement of gross profit target			200.00%		200.00%